Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	TRINITY INDUSTRIES INC
Entity Central Index Key	0000099780
Amendment Flag	false
EBP 029 [Member]
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	TRINITY INDUSTRIES INC
Entity Central Index Key	0000099780
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Tax Identification Number	75-0225040